Document and Entity Information	12 Months Ended
Jan. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2011
Registrant Name	FEDERATED TOTAL RETURN SERIES INC
Central Index Key	0000912763
Amendment Flag	false
Document Creation Date	Jul. 27, 2012
Document Effective Date	Jul. 27, 2012
Prospectus Date	Jan. 31, 2012